Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Revenues - Discontinued operations [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Details) - Schedule of Revenues [Line Items]
Revenues from the sale of solar electricity	€ 31,813	€ 39,601	€ 32,019
Revenues from the sale of gas and power produced by anaerobic digestion plants	17,021	12,640	12,686
Total revenues	€ 48,834	€ 52,241	€ 44,705

[1]	Reclassified due to discontinued operation - see Note 23.